Intangibles and other assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]
	Dec. 31, 2024	Dec. 31, 2023
Cost
Balance, beginning of year	$21.2	$23.8
Additions	2.5	0.5
Disposals	-	(3.4)
Effects of movement in exchange rates	(1.2)	0.3
Balance, end of year	22.5	21.2

Accumulated amortization
Balance, beginning of year	17.2	19.0
Depreciation for the year	0.8	0.6
Disposals	-	(2.7)
Effects of movement in exchange rates	(1.0)	0.3
Balance, end of year	17.0	17.2

Intangibles, net book value	$5.5	$4.0